PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets

Prepayments and other current assets are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Receivable from equity method investee (Note 16(ii))	9,750,000	0	0
Receivable from cost method investee (Note 8 <1>)	7,252,493	0	0
Accrued interest income	942,304	186,593	30,823
Prepayments and deposits	48,341,591	24,074,914	3,976,892
Others	9,735,816	8,203,091	1,355,055

	76,022,204	32,464,598	5,362,770